PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Sep. 30, 2025
Prepaid Expenses And Other Assets
PREPAID EXPENSES AND OTHER ASSETS

NOTE 6. PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets consisted of the following:

		As of September 30,
		2024	2025
		HK$	HK$
Prepaid investor-searching expenses – current	(A)	—	3,642,090
Prepaid marketing expenses – current	(B)	3,286,530	—
Prepaid marketing expenses – non-current	(B)	1,917,143	—
Prepayment for purchase of intangible assets – non-current	(C)	2,000,000	2,000,000
Other prepaid expenses – current	(D)	828,973	1,064,035
Other prepaid expenses – non-current		—	495,000
Advances to staff		75,172	37,000
Deposits – current	(E)	823,201	680,210
Deposits – non-current	(E)	545,680	953,366
		9,476,699	8,871,701
Prepaid expenses and other assets – current		5,013,876	5,423,335
Prepaid expenses and other assets – non-current		4,462,823	3,448,366
		9,476,699	8,871,701

(A)	Mainly related to bridging activities to search for potential investors aiming to explore the strategic opportunities to expand the business.

(B)	Mainly related to marketing activities which are used to promote and market the Group’s brand name as steps to expand the business.

(C)	Mainly consist of fees prepaid for system development which are used to improve internal working efficiency. The service provider was reviewing the enterprise resource planning system being used by the Group, and will propose improvement suggestion.

(D)	Mainly consist of prepayments for insurance including directors and officers liability insurance and various insurance for daily operations such as contractors’ all risk insurance, office package insurance, and group medical insurance.

(E)	Deposits consist of deposits paid to utility service providers such as power and water supplies, landlords of the leased properties, and management offices of the leased or owned properties. The deposits are refundable upon termination or expiry of corresponding services and rental.

No provision was made for credit loss of other assets for the years ended September 30, 2023, 2024, and 2025.